Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories

	2024	2023
Consumables and reagent	$2,470	$2,472
Work in progress	45	104
Finished goods	4,051	551
	$6,566	$3,127